ACQUISITIONS (Details) (Logoscript, USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended			1 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Feb. 29, 2012	Feb. 29, 2012 Customer relationship	Feb. 29, 2012 Contingent consideration payable in February 2013	Feb. 29, 2012 Contingent consideration payable in February 2013 Maximum	Feb. 29, 2012 Contingent consideration payable in August 2013	Feb. 29, 2012 Contingent consideration payable in August 2013 Maximum	Feb. 29, 2012 Contingent consideration payable in February 2014	Feb. 29, 2012 Contingent consideration payable in February 2014 Maximum
ACQUISITIONS
Ownership interest acquired (as a percent)			100.00%
Purchase price			$ 1,399
Cash consideration paid			1,158
Fair value of cash consideration					75		41		125
Potential consideration payable						80		45		140
Net tangible assets:
Assets			1,592
Liabilities			(1,150)
Total			442
Intangible assets acquired:
Intangible assets other than goodwill acquired				233
Goodwill			794
Deferred tax liability			(70)
Total			957
Total consideration			1,399
Estimated useful life
Estimated useful life				3 years
Pro forma information summarizing the results of operations
Net revenues	137,578	97,102
Net income	$ 12,896	$ 6,597
Net income per share (in dollars per share)
Basic (in dollars per share)	$ 0.02	$ 0.01
Diluted (in dollars per share)	$ 0.02	$ 0.01